Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Expected credit loss	R$ (2,803)	R$ (2,681)
Securities purchased under agreements to resell	R$ 14,888,978	R$ 7,603,820
Investments in purchase and sale commitments, interest rate	1185.00%	13.65%
Available portfolio
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 3,891,759	R$ 834,975
Securities purchased under agreements to resell	2,760,296	646,478
Available portfolio | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,013,366	645,188
Available portfolio | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	820,487	0
Available portfolio | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	89,234	84,065
Available portfolio | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	80,565	82,633
Available portfolio | Financial credit bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	88,690	23,089
Available portfolio | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	799,417	0
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	11,000,022	6,771,526
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	116,583	2,842,159
Collateral held | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,416,143	227,713
Collateral held | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	4,258,213	929,346
Collateral held | Real Estate Receivable Certificates
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,436,462	2,019,639
Collateral held | Agribusiness Receivables Certificates (CRAs) (ii)
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	459,896	101,091
Collateral held | Agribusiness Credit Bill (LCAs) (ii)
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	0	171,730
Collateral held | Other
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	107,908	479,848
Collateral held | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	900,245	0
Collateral held | Interbank Deposits Certificates [Member]
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 304,572	R$ 0